Note 7 - Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2013 Scenario, Forecast [Member]	Jul. 31, 2013 Targeted Therapies And Medical Isotopes [Member]
Note 7 - Property, Plant and Equipment (Details) [Line Items]
Property, Plant and Equipment, Other, Gross			$ 38.4
Asset Impairment Charges	29.2
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)		$ 2